Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2016
Pension and other post-retirement benefits
31 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans such as post-retirement health care.
Defined contribution pension plans
Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk.
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2016, 2015 and 2014, the Group contributed to these plans and recognized as expense CHF 161 million, CHF 157 million and CHF 182 million, respectively.
Defined benefit pension and other Post-Retirement benefit plans
Defined benefit pension plans
Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are usually determined by taking into account the employee’s salary, years of service and age of retirement. Retirees bear neither the actuarial risk (for example, the risk that the retirees of the plan live longer than expected), nor the investment risk (that is, that plan assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions). The Group’s funding policy for these plans is in accordance with local laws and tax requirements.
Swiss pension plan
The Group’s most significant defined benefit pension plan, the Credit Suisse Swiss Pension Plan (Swiss pension plan), is located and covers its employees in Switzerland and is set up as a trust domiciled in Zurich. The Swiss pension plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under the Swiss Federal Law on Occupational Retirement, Survivors’ and Disability Pension Plans (BVG). Benefits in the Swiss pension plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. Although the Swiss pension plan is largely defined contribution in nature, it is treated as a defined benefit plan under US GAAP, mainly due to a guaranteed minimum return on contributions and guaranteed payment of lifetime pensions. As of December 31, 2016 and 2015, the Swiss pension plan comprised 73% and 75%, respectively, of all the Group’s employees participating in defined benefit plans, 80% and 81%, respectively, of the >>>fair value of plan assets, and 82% and 82%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.
Employee contributions in the savings section depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employee’s age.
The Swiss Federal council sets the minimum statutory interest rate on savings balances on an annual basis that applies to the BVG minimum pensionable salary (1.25% as of January 1, 2016 and 1.00% as of January 1, 2017). The statutory interest rate on savings balances does not apply to extra mandatory benefits. The Board of Trustees of the Swiss pension fund sets the interest rate to be applied on the accumulated savings balance on an annual basis.
When employees retire, their savings balance is converted into an annuity and the conversion rate is the percentage used to convert the assets accrued in the Swiss pension plan to an annual lifetime retirement pension. The level of the conversion rate depends on the life expectancy of future retirees and on the long-term potential for returns in the capital markets. The Board of Trustees of the Swiss pension plan has the responsibility to set the conversion rates for the plan. In December 2016, the Board of Trustees of the Swiss pension plan decided in favor of further decreases in conversion rates. In the future, decisions on conversion rates will be set for a planning horizon of at least eight years.
International pension plans
Various defined benefit pension plans cover the Group’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the international pension plans depend on age, contributions and salary. The Group’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both of these plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Group’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of total benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2016	2015	2014	2016	2015	2014	2016	2015	2014
Total benefit costs (CHF million)
Service costs on benefit obligation	288	298	253	20	21	19	0	0	0
Interest costs on benefit obligation	141	189	338	124	129	134	8	7	7
Expected return on plan assets	(536)	(592)	(547)	(175)	(195)	(178)	0	0	0
Amortization of recognized prior service cost/(credit)	(116)	(85)	(88)	0	0	0	0	(23)	(9)
Amortization of recognized actuarial losses/(gains)	366	351	137	41	84	52	10	14	9
Net periodic benefit costs/(credits)	143	161	93	10	39	27	18	(2)	7
Settlement losses/(gains)	24	24	44	72	(1)	(2)	0	0	0
Curtailment losses/(gains)	(18)	(2)	(9)	0	0	0	0	0	0
Special termination benefits	22	9	17	0	0	0	0	0	0
Total benefit costs/(credits)	171	192	145	82	38	25	18	(2)	7
Total benefit costs reflected in compensation and benefits – other for 2016, 2015 and 2014 were CHF 271 million, CHF 228 million and CHF 177 million, respectively.
Since the second quarter of 2011, as part of its strategic plan, the Group has launched a number of cost efficiency measures, including headcount reduction. This resulted in curtailment gains of CHF 18 million, CHF 2 million and CHF 9 million in 2016, 2015 and 2014, respectively, reflecting the immediate recognition of a credit relating to the years of service no longer expected to be rendered. Additional costs of CHF 24 million, CHF 24 million and CHF 44 million in 2016, 2015 and 2014, respectively, related to the settlement of the pension obligation for employees in Switzerland whose employment has effectively been terminated or who have left the Group due to a sale of their business. Special termination benefit costs of CHF 22 million, CHF 9 million and CHF 17 million have been recognized in 2016, 2015 and 2014, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures.
During the second half of 2016, lump-sum settlement offers were made to terminated vested members of the pension fund in the US. As a result of members accepting this offer, there was an additional cost of CHF 72 million relating to the settlement of pension obligations for these members.
Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.
The table “Obligations and funded status of the plans” shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans.
US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO. The funded status may vary from year to year due to changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data used to determine the PBO. In 2016 and 2015, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures.
In 2015, the Board of Trustees of the Swiss pension plan changed a number of retirement benefits, reflecting the plan’s ability to finance benefits on an ongoing long-term basis, which became effective as of January 1, 2017. These changes reflect the prospective higher costs of providing retirement benefits due to lower expected asset returns, lower interest rates and increased life expectancy. These considerations have resulted in incremental reductions of conversion rates, the introduction of the reference age 65 for all insured persons, changes to the bridging pension related to the Swiss Old-Age and Survivors Insurance, enhanced lump-sum withdrawal options on retirement and the reduction of the maximum retirement pension. Furthermore, the Board of Trustees of the Swiss pension plan also agreed to improve death and disability benefits and to introduce a cohabiting partner’s pension. In 2016, the Board of Trustees of the Swiss pension plan made additional amendments to plan conditions leading to further decreases in future conversion rates. These changes resulted in a CHF 302 million and CHF 179 million reduction in the PBO for the Swiss pension plan in December 2015 and 2016, respectively.
The total net amount recognized in the consolidated balance sheets as of December 31, 2016 and 2015 for the defined benefit pension plans was a net overfunding of CHF 729 million and a net underfunding of CHF 140 million, respectively.
In 2017, the Group expects to contribute CHF 430 million to the Swiss and international defined benefit pension plans and CHF 12 million to other post-retirement defined benefit plans.
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2016	2015	2016	2015	2016	2015
PBO (CHF million) [1]
Beginning of the measurement period	16,088	15,661	3,366	3,539	180	178
Plan participant contributions	202	198	0	0	0	0
Service cost	288	298	20	21	0	0
Interest cost	141	189	124	129	8	7
Plan amendments	(179)	(302)	0	0	0	0
Settlements	(70)	(77)	(278)	0	0	0
Curtailments	(4)	(9)	0	0	0	0
Special termination benefits	22	9	1	2	0	0
Actuarial losses/(gains)	134	818	476	(97)	1	4
Benefit payments	(737)	(697)	(150)	(113)	(11)	(10)
Exchange rate losses/(gains)	0	0	(222)	(115)	6	1
End of the measurement period	15,885	16,088	3,337	3,366	184	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	15,602	15,635	3,712	3,876	0	0
Actual return on plan assets	510	134	824	62	0	0
Employer contributions	444	409	232	19	11	10
Plan participant contributions	202	198	0	0	0	0
Settlements	(70)	(77)	(278)	0	0	0
Benefit payments	(737)	(697)	(150)	(113)	(11)	(10)
Exchange rate gains/(losses)	0	0	(340)	(132)	0	0
End of the measurement period	15,951	15,602	4,000	3,712	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	66	(486)	663	346	(184)	(180)
Funded status recognized in the consolidated balance sheet as of December 31	66	(486)	663	346	(184)	(180)
Total amount recognized (CHF million)
Noncurrent assets	66	0	995	825	0	0
Current liabilities	0	0	(11)	(9)	(12)	(11)
Noncurrent liabilities	0	(486)	(321)	(470)	(172)	(169)
Total amount recognized in the consolidated balance sheet as of December 31	66	(486)	663	346	(184)	(180)
ABO (CHF million) [2]
End of the measurement period	14,962	15,160	3,281	3,315	184	180
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2016 and 2015, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2016	2015	2016	2015		2016	2015	2016	2015
CHF million
PBO	0	16,088	1,426	1,630		0	0	1,407	1,613
ABO	0	15,160	1,391	1,600		0	0	1,378	1,589
Fair value of plan assets	0	15,602	1,095	1,152		0	0	1,079	1,137
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2016	2015	2016	2015	2016	2015
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(4,239)	(4,629)	(39)	(43)	(4,278)	(4,672)
Prior service credit/(cost)	640	604	3	3	643	607
Total	(3,599)	(4,025)	(36)	(40)	(3,635)	(4,065)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2016 and 2015 and the amortization of the aforementioned items as components of net periodic benefit costs for these periods as well as the amounts expected to be amortized in 2017.
Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2016 (CHF million)
Actuarial gains/(losses)	13	(9)	4	(1)	0	(1)	3
Prior service credit/(cost)	180	(38)	142	0	0	0	142
Amortization of actuarial losses/(gains)	408	(91)	317	10	(4)	6	323
Amortization of prior service cost/(credit)	(116)	24	(92)	0	0	0	(92)
Immediate recognition due to curtailment/settlement	82	(28)	54	0	0	0	54
Total	567	(142)	425	9	(4)	5	430
2015 (CHF million)
Actuarial gains/(losses)	(1,312)	276	(1,036)	(4)	2	(2)	(1,038)
Prior service credit/(cost)	302	(64)	238	0	0	0	238
Amortization of actuarial losses/(gains)	435	(93)	342	14	(5)	9	351
Amortization of prior service cost/(credit)	(85)	18	(67)	(23)	9	(14)	(81)
Immediate recognition due to curtailment/settlement	30	(6)	24	0	0	0	24
Total	(630)	131	(499)	(13)	6	(7)	(506)
Amounts in AOCI, net of tax, expected to be amortized in 2017
in 2017	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	315	5
Amortization of prior service cost/(credit)	(103)	0
Total	212	5
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net periodic benefit cost (%)
Discount rate	0.90	1.25	2.60	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	0.80	1.00	1.20	3.56	4.19	4.31	–	–	–
Interest rate on savings balances	1.25	1.25	2.00	1.10	1.10	1.10	–	–	–
Expected long-term rate of return on plan assets	3.50	4.00	3.75	5.07	6.00	6.16	–	–	–
Benefit obligation (%)
Discount rate	0.85	0.90	1.25	3.10	4.05	3.82	4.21	4.50	4.20
Salary increases	0.50	0.80	1.00	3.55	3.56	4.19	–	–	–
Interest rate on savings balances	0.85	1.25	1.25	0.40	1.10	1.10	–	–	–
Net periodic benefit cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic benefit costs for the 12-month period following this date.
The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due.
The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.
When Credit Suisse estimates the interest rate on savings balances, expected future changes in the interest rate environment are taken into consideration. Specifically, Credit Suisse uses the cash flow weighted average of the yield curve used for the discount rate as the best estimate for the interest rate on savings balances for these long term projections.
The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic benefit costs, reflects the average rate of returns expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment. The expected long-term rate of return on plan assets is based on total return forecasts, expected volatility and correlation estimates, reflecting interrelationships between and within asset classes held. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes.
The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables is used, which links the total return forecasts on debt securities to forecasts of the macroeconomic environment.
The expected long-term rate of return on equity securities is based on a two-stage dividend discount model which considers economic and market forecasts to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis is used to stress test the level of the return.
The expected long-term rate of return on real estate is based on economic models that reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.
The expected long-term rate of return on private equity and hedge funds is estimated by determining the key factors in their historical performance using private equity and hedge fund benchmarks and indices. To capture these factors, multiple linear regression models with lagged returns are used.
Mortality assumptions are based on standard mortality tables and standard models and methodologies for projecting future improvements to mortality as developed and published by external independent actuarial societies and actuarial organizations.
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently								Life expectancy at age 65 for a female member currently
			aged 65				aged 45				aged 65				aged 45
December 31			2016		2015		2016		2015		2016		2015		2016		2015
Life expectancy (years)
Switzerland	BVG 2015 tables		21.2	[1]	20.8	[2]	22.4	[1]	20.8	[2]	23.0	[1]	22.9	[2]	24.4	[1]	22.9	[2]
UK	SAPS S2 light tables		24.0	[3]	24.0	[4]	25.5	[3]	26.1	[4]	25.1	[3]	25.2	[4]	26.8	[3]	27.4	[4]
US	RP-2014 mortality tables	[5]	21.4		21.3		22.6		22.6		23.3		23.2		24.4		24.3
1 The BVG 2015 tables were used, including CMI projections with a long-term rate of improvement of 1.25% per annum.
2 The standard BVG 2015 tables, projected for five years to 2020, were used.
3 95% of Self-Administered Pension Scheme (SAPS) S2 light tables was used, which included proposed CMI projections with a long-term rate of improvement of 1.5% per annum.
4 Core CMI projections were applied.
5 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administrations' intermediate improvement scale.
Under US GAAP, the assumptions used to value the PBO should always represent the best estimate as of the measurement date. Credit Suisse regularly reviews the actuarial assumptions used to value and measure the defined benefit obligation on a periodic basis as required by US GAAP.
> Refer to “Critical accounting estimates” in II – Operating and financial review and “Note 1- Summary of significant accounting policies” for further information.
As part of its review in 2016, Credit Suisse concluded that additional refinements to the assumptions for the Swiss pension plan were required in order to reflect the best estimate. As a result, Credit Suisse enhanced its methodology for determining the actuarial assumptions for the Swiss pension plan as follows:
– For estimating the discount rates used for discounting expected future cash flows when valuing the PBO, Credit Suisse introduced a more standardized approach for setting this assumption and improved the construction of the yield curve where the market for high-quality Swiss corporate bonds with long-term maturities was not sufficiently deep. The individual spot rates on the yield curve were applied for discounting each respective year’s cash flow in measuring the Swiss pension plan’s benefit obligation as of December 31, 2016. These improvements and refinements in estimates resulted in an incremental decrease to the PBO of approximately CHF 440 million.
– In Switzerland, the mortality tables used for the occupational pension fund are the BVG series, which are currently reviewed every five years. Prior to 2016, Credit Suisse used the periodic BVG 2015 table with allowances for future improvements in life expectancy until 2020, which was based on the applicable current BVG generational table improvement scale. For 2016, Credit Suisse refined its methodology to incorporate future improvements in life expectancy on a continuous basis by applying future expected improvements to the periodic BVG 2015 table using the Continuous Mortality Investigation (CMI) model with a long-term improvement rate of 1.25%. The move to the generational table resulted in an incremental increase to the PBO of CHF 175 million.
– In setting the assumption for the future interest rate on savings balances and future conversion rates, management took into consideration the expected level of future interest rates based on the yield curve used for the discount rate in addition to the legal minimum requirements, current rates approved by the Board of Trustees of the Swiss pension fund and historical trends.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the assumed health care cost trend rates and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2016	2015	2014
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.30	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.2)	(0.2)	(0.3)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	4	5
One percentage point decrease in health care cost trend rates	(4)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.
The annual health care cost trend rate used to determine the defined benefit cost for 2017 is 8.30%.
Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to meet or outperform plan liabilities over the long term. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across different geographic regions as well as across growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. >>>Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. At times of major market uncertainties and stress, these guidelines may be further restricted.
As of December 31, 2016 and 2015, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 54 million and CHF 83 million, respectively, and the total fair value of Group equity securities and options was CHF 90 million and CHF 131 million, respectively.
Fair value hierarchy of plan assets
> Refer to “Fair value measurement” in Note 35 – Financial instruments for discussion of the fair value hierarchy.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2016 and 2015 for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
end of	2016						2015
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	440	0		0	0	440	1,286	0		0	0	1,286
Debt securities	3,186	438		0	748	4,372	1,822	581		0	1,736	4,139
of which governments	0	0		0	0	0	0	11		0	0	11
of which corporates	3,186	438		0	748	4,372	1,822	570		0	1,736	4,128
Equity securities	6,011	0		0	0	6,011	5,597	0		0	0	5,597
Real estate	154	575		1,204	0	1,933	103	543		1,156	0	1,802
of which direct	0	0		1,204	0	1,204	0	0		1,156	0	1,156
of which indirect	154	575		0	0	729	103	543		0	0	646
Alternative investments	329	(35)		0	2,901	3,195	168	(57)		0	2,667	2,778
of which private equity	0	0		0	1,107	1,107	0	0		0	1,022	1,022
of which hedge funds	0	0		0	1,293	1,293	0	0		0	1,135	1,135
of which other	329	(35)		0	501	795	168	(57)		0	510	621
Switzerland	10,120	978		1,204	3,649	15,951	8,976	1,067		1,156	4,403	15,602
Cash and cash equivalents	49	170		0	0	219	46	147		0	0	193
Debt securities	1,071	1,174		33	248	2,526	890	860		50	127	1,927
of which governments	491	7		0	0	498	368	7		0	0	375
of which corporates	580	1,167		33	248	2,028	522	853		50	127	1,552
Equity securities	196	187		0	226	609	208	424		0	337	969
Real estate – indirect	0	0		58	0	58	0	87		48	0	135
Alternative investments	0	321		0	177	498	0	230		0	157	387
of which hedge funds	0	0		0	177	177	0	0		0	157	157
of which other	0	321	[1]	0	0	321	0	230	[1]	0	0	230
Other investments	0	90		0	0	90	0	101		0	0	101
International	1,316	1,942		91	651	4,000	1,144	1,849		98	621	3,712
Total plan assets at fair value	11,436	2,920		1,295	4,300	19,951	10,120	2,916		1,254	5,024	19,314
1 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2016 (CHF million)
Debt securities – corporates	50	6	0	0	(1)	(24)	2	33
Real estate	1,204	48	0	34	18	(44)	2	1,262
of which direct	1,156	0	0	48	0	0	0	1,204
of which indirect	48	48	0	(14)	18	(44)	2	58
Total plan assets at fair value	1,254	54	0	34	17	(68)	4	1,295
of which Switzerland	1,156	0	0	48	0	0	0	1,204
of which International	98	54	0	(14)	17	(68)	4	91
2015 (CHF million)
Debt securities – corporates	62	0	(12)	(4)	0	5	(1)	50
Real estate	1,263	0	(87)	40	0	(12)	0	1,204
of which direct	1,146	0	0	26	0	(16)	0	1,156
of which indirect	117	0	(87)	14	0	4	0	48
Total plan assets at fair value	1,325	0	(99)	36	0	(7)	(1)	1,254
of which Switzerland	1,146	0	0	26	0	(16)	0	1,156
of which International	179	0	(99)	10	0	9	(1)	98
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, >>>CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.
Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets or as units in mutual funds. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment. Units in mutual funds which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable are measured at fair value using NAV.
Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.
Hedge funds that are not directly quoted on a public stock exchange, and/or for which a fair value is not readily determinable, are measured at fair value using NAV provided by the fund administrator.
Derivatives
Derivatives include both >>>OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
	Switzerland		International
December 31	2016	2015	2016	2015
Weighted-average plan asset allocation (%)
Cash and cash equivalents	2.8	8.2	5.5	5.2
Debt securities	27.4	26.4	63.2	51.9
Equity securities	37.7	35.9	15.3	26.1
Real estate	12.1	11.6	1.4	3.6
Alternative investments	20.0	17.9	12.4	10.4
Insurance	0.0	0.0	2.2	2.8
Total	100.0	100.0	100.0	100.0
The following table shows the target plan asset allocation for 2017 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2017.
Weighted-average target plan asset allocation for 2017
	Switzerland	International
2017 (%)
Cash and cash equivalents	10.0	0.0
Debt securities	32.0	72.3
Equity securities	30.0	12.2
Real estate	10.0	0.6
Alternative investments	18.0	12.4
Insurance	0.0	2.5
Total	100.0	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2017	1,200	12
2018	933	12
2019	919	13
2020	918	13
2021	944	13
For five years thereafter	4,658	60

Bank
Pension and other post-retirement benefits
30 Pension and other post-retirement benefits
The Bank participates in a defined benefit pension plan sponsored by the Group and has defined contribution pension plans, single-employer defined benefit pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.
Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2016, 2015 and 2014, the Bank contributed to these plans and recognized as expense CHF 160 million, CHF 156 million and CHF 181 million, respectively.
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information on defined contribution pension plans.
Defined benefit Pension and other Post-Retirement benefit plans
Defined benefit pension plans
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information on defined benefit pension plans.
Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan), the Group’s most significant defined benefit pension plan. The Group plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the Group plan, which is set up as an independent trust domiciled in Zurich. Benefits in the Group plan are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan and uses the projected unit credit actuarial method to determine the net periodic benefit costs, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a multi-employer pension plan because other legal entities within the Group also participate in the Group plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 95% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.
The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the savings section of the Group plan, the Bank’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.
During 2016, 2015 and 2014, the Bank contributed and recognized as expense CHF 422 million, CHF 389 million and CHF 415 million to the Group plan, respectively. The Bank expects to contribute CHF 388 million to the Group plan during 2017. If the Bank had accounted for the Group plan as a single-employer defined benefit plan, the net periodic pension expense recognized by the Bank during 2016, 2015 and 2014 would have been lower by CHF 260 million, CHF 206 million and CHF 277 million, respectively, and the Bank would have recognized CHF 238 million, CHF 252 million and CHF 48 million, respectively, as amortization of actuarial losses and prior service cost for the Group plan.
As of December 31, 2016 and 2015, the ABO of the Group plan was CHF 15.0 billion and CHF 15.2 billion, the PBO was CHF 15.9 billion and CHF 16.1 billion and the >>>fair value of plan assets was CHF 16.0 billion and CHF 15.6 billion, respectively. As of December 31, 2016 and 2015, the Group plan was overfunded on an ABO basis by CHF 989 million and CHF 442 million, respectively. On a PBO basis, the Group plan was overfunded by CHF 66 million and underfunded by CHF 486 million as of December 31, 2016 and 2015, respectively. If the Bank had accounted for the Group plan as a defined benefit pension plan, the Bank would have had to recognize the overfunding of the Group plan on a PBO basis of CHF 63 million as an asset as of December 31, 2016 and the underfunding of CHF 462 million as a liability as of December 31, 2015 in the consolidated balance sheets.
If the Bank had accounted for the Group plan as a defined benefit plan, the Bank would have used the assumptions made by the Group for the calculation of the expense and liability associated with the Group plan.
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
International pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Bank’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of total benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2016	2015	2014	2016	2015	2014
Total benefit costs (CHF million)
Service costs on benefit obligation	20	21	19	0	0	0
Interest costs on benefit obligation	124	129	134	8	7	7
Expected return on plan assets	(175)	(195)	(178)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	0	0	(23)	(9)
Amortization of recognized actuarial losses/(gains)	41	84	52	10	14	9
Net periodic benefit costs/(credits)	10	39	27	18	(2)	7
Settlement losses/(gains)	72	(1)	(2)	0	0	0
Total benefit costs/(credits)	82	38	25	18	(2)	7
Total benefit costs reflected in compensation and benefits – other for 2016, 2015 and 2014 were CHF 100 million, CHF 36 million and CHF 32 million, respectively. During the second half of 2016, lump-sum settlement offers were made to terminated vested members of the pension fund in the US. As a result of members accepting this offer, there was an additional cost of CHF 72 million relating to the settlement of pension obligations for these members.
Benefit obligation
The following table shows the changes in the PBO, the ABO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2016	2015	2016	2015
PBO (CHF million) [1]
Beginning of the measurement period	3,366	3,539	180	178
Service cost	20	21	0	0
Interest cost	124	129	8	7
Settlements	(278)	0	0	0
Special termination benefits	1	2	0	0
Actuarial losses/(gains)	476	(97)	1	4
Benefit payments	(150)	(113)	(11)	(10)
Exchange rate losses/(gains)	(222)	(115)	6	1
End of the measurement period	3,337	3,366	184	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,712	3,876	0	0
Actual return on plan assets	824	62	0	0
Employer contributions	232	19	11	10
Settlements	(278)	0	0	0
Benefit payments	(150)	(113)	(11)	(10)
Exchange rate gains/(losses)	(340)	(132)	0	0
End of the measurement period	4,000	3,712	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	663	346	(184)	(180)
Funded status recognized in the consolidated balance sheet as of December 31	663	346	(184)	(180)
Total amount recognized (CHF million)
Noncurrent assets	995	825	0	0
Current liabilities	(11)	(9)	(12)	(11)
Noncurrent liabilities	(321)	(470)	(172)	(169)
Total amount recognized in the consolidated balance sheet as of December 31	663	346	(184)	(180)
ABO (CHF million) [2]
End of the measurement period	3,281	3,315	184	180
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
The total net amount recognized in the consolidated balance sheets as of December 31, 2016 and 2015 was an overfunding of CHF 479 million and CHF 166 million, respectively.
In 2016 and 2015, the Bank made contributions of CHF 232 million and CHF 19 million, respectively, to the international single-employer defined benefit pension plans and CHF 11 million and CHF 10 million to the other post-retirement defined benefit plans. In 2017, the Bank expects to contribute CHF 22 million to the international single-employer defined benefit pension plans and CHF 12 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2016 and 2015, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2016	2015		2016	2015
CHF million
PBO	1,426	1,630		1,407	1,613
ABO	1,391	1,600		1,378	1,589
Fair value of plan assets	1,095	1,152		1,079	1,137
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2016	2015	2016	2015	2016	2015
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(363)	(569)	(39)	(43)	(402)	(612)
Prior service credit/(cost)	(1)	0	3	3	2	3
Total	(364)	(569)	(36)	(40)	(400)	(609)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2016 and 2015 and the amortization of the aforementioned items as components of net periodic benefit costs for these periods, as well as the amounts expected to be amortized in 2017.
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2016 (CHF million)
Actuarial gains/(losses)	174	(44)	130	(1)	0	(1)	129
Amortization of actuarial losses/(gains)	41	(12)	29	10	(4)	6	35
Immediate recognition due to curtailment/settlement	72	(27)	45	0	0	0	45
Total	287	(83)	204	9	(4)	5	209
2015 (CHF million)
Actuarial gains/(losses)	(36)	8	(28)	(4)	2	(2)	(30)
Amortization of actuarial losses/(gains)	84	(19)	65	14	(5)	9	74
Amortization of prior service cost/(credit)	0	0	0	(23)	9	(14)	(14)
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	47	(11)	36	(13)	6	(7)	29
Amounts in AOCI, net of tax, expected to be amortized in 2017
in 2017	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	48	5
Total	48	5
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event.
> Refer to “Note 31 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2016	2015	2014	2016	2015	2014
Net periodic benefit cost (%)
Discount rate	4.05	3.82	4.71	4.50	4.20	5.10
Salary increases	3.56	4.19	4.31	–	–	–
Expected long-term rate of return on plan assets	5.07	6.00	6.16	–	–	–
Benefit obligation (%)
Discount rate	3.10	4.05	3.82	4.21	4.50	4.20
Salary increases	3.55	3.56	4.19	–	–	–
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently								Life expectancy at age 65 for a female member currently
			aged 65				aged 45				aged 65				aged 45
December 31			2016		2015		2016		2015		2016		2015		2016		2015
Life expectancy (years)
UK	SPAS S2 light tables		24.0	[1]	24.0	[2]	25.5	[1]	26.1	[2]	25.1	[1]	25.2	[2]	26.8	[1]	27.4	[2]
US	RP-2014 mortality tables	[3]	21.4		21.3		22.6		22.6		23.3		23.2		24.4		24.3
1 95% of Self-Administered Pension Scheme (SAPS) S2 light tables was used, which included proposed CMI projections with a long-term rate of improvement of 1.5% per annum.
2 Core CMI projections were applied.
3 The Retirement Projection 2014 (RP-2014) mortality tables were used, with projections based on the Social Security Administrations' intermediate improvement scale.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of assumed health care cost trend rates and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2016	2015	2014
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.30	8.00	8.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	0.2	0.2
One percentage point decrease in health care cost trend rates	(0.2)	(0.2)	(0.3)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	4	4	5
One percentage point decrease in health care cost trend rates	(4)	(4)	(4)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5% by 2022.
The annual health care cost trend rate used to determine the defined benefit cost for 2017 is 8.30%.
Plan assets and investment strategy
> Refer to “Note 31 – Pension and other post-retirement benefits” in V –Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2016 and 2015, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2016 and 2015, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
end of	2016						2015
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	49	170		0	0	219	46	147		0	0	193
Debt securities	1,071	1,174		33	248	2,526	890	860		50	127	1,927
of which governments	491	7		0	0	498	368	7		0	0	375
of which corporates	580	1,167		33	248	2,028	522	853		50	127	1,552
Equity securities	196	187		0	226	609	208	424		0	337	969
Real estate – indirect	0	0		58	0	58	0	87		48	0	135
Alternative investments	0	321		0	177	498	0	230		0	157	387
of which hedge funds	0	0		0	177	177	0	0		0	157	157
of which other	0	321	[1]	0	0	321	0	230	[1]	0	0	230
Other investments	0	90		0	0	90	0	101		0	0	101
Total plan assets at fair value	1,316	1,942		91	651	4,000	1,144	1,849		98	621	3,712
1 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2016 (CHF million)
Debt securities – corporates	50	6	0	0	(1)	(24)	2	33
Real estate – indirect	48	48	0	(14)	18	(44)	2	58
Total plan assets at fair value	98	54	0	(14)	17	(68)	4	91
2015 (CHF million)
Debt securities – corporates	61	0	(11)	(4)	0	5	(1)	50
Real estate – indirect	116	0	(86)	14	0	4	0	48
Total plan assets at fair value	177	0	(97)	10	0	9	(1)	98
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
December 31	2016	2015
Weighted-average plan asset allocation (%)
Cash and cash equivalents	5.5	5.2
Debt securities	63.2	51.9
Equity securities	15.3	26.1
Real estate	1.4	3.6
Alternative investments	12.4	10.4
Insurance	2.2	2.8
Total	100.0	100.0
The following table shows the target plan asset allocation for 2017 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2017.
Weighted-average target plan asset allocation for 2017
2017 (%)
Debt securities	72.3
Equity securities	12.2
Real estate	0.6
Alternative investments	12.4
Insurance	2.5
Total	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2017	87	12
2018	89	12
2019	93	13
2020	99	13
2021	121	13
For five years thereafter	615	60